Long-Term Debts	12 Months Ended
Sep. 30, 2024
Long-Term Debts [Abstract]
LONG-TERM DEBTS

12. LONG-TERM DEBTS

As of September 30, 2024 and 2023, long-term debts consist of the following:

				As of September 30, 2024		As of September 30, 2023
Bank and other financial institution	Annual Interest Rate	Start	End	Long- term	Long- term (current portions)	Long- term	Long- term (current portions)	Pledge
				USD		USD
The Shoko Chuk in Bank	1.50%	05/09/2019	04/25/2024	-	-	-	26,768
The Shoko Chukin Bank	1.11%	05/26/2020	04/25/2030	96,838	21,110	113,070	20,237
The Shoko Chukin Bank	1.50%	02/04/2022	01/27/2025	-	21,780	20,879	67,456
Mizuho Bank	0.83%	03/25/2020	03/25/2025	-	6,855	6,572	13,411
Mizuho Bank	2.00%	06/01/2021	06/01/2031	120,419	20,942	135,515	20,076
Japan Finance Corporation	1.11%	07/16/2020	06/30/2030	164,328	38,115	194,071	36,539
Musashino Bank	1.50%	05/31/2022	06/02/2025	-	46,408	44,489	72,556
Japan Finance Corporation	0.46%	06/09/2020	04/20/2030	98,290	21,445	114,783	20,558
Japan Finance Corporation	0.38%	04/23/2021	03/20/2031	38,569	7,714	44,369	7,395
Kiraboshi Bank	0.50%	06/27/2023	05/30/2032	321,116	45,376	351,335	43,499
Caizhi Linghang (Xiamen) Investment Management Co., Ltd	3.75%	11/01/2022	10/31/2027	-	-	779,879	-
Zhongli International Financial Leasing Co. LTD	14.56%	08/11/2022	08/15/2025	-	130,625	125,640	137,061
Zhongli International Financial Leasing Co. LTD	13.63%	07/26/2022	07/26/2025	-	68,332	65,724	69,670	Vehicle
				839,560	428,702	1,996,326	535,226

The long-term debts as of September 30, 2024 were primarily obtained from five banks and one financial institution, with interest rates ranging from 0.38% to 14.56% per annum. The long-term debts as of September 30, 2023 were primarily obtained from five banks and two financial institutions, with interest rates ranging from 0.38% to 14.56% per annum. The interest expenses were $62,870, $102,350 and $57,270 for the years ended September 30, 2024, 2023 and 2022, respectively. The weighted average interest rates of long-term debts outstanding were 3.02% and 4.68% per annum as of September 30, 2024 and 2023, respectively.

As of September 30, 2024 and 2023, there was no event of default on long-term debts occurred. As of September 30, 2024 and September 30, 2023, no long-term debts were guaranteed by the Company or its subsidiaries. As of September 30, 2024 and 2023, a vehicle with carrying value of $77,550 and $130,533 was pledged against one long-term debt.

On January 17, 2022, the Group bought a vehicle and paid in full. On July 26, 2022, the Group entered into a loan agreement with Zhongli International Financial Leasing Co. LTD (the “Lessor”) to pledge the same vehicle and to receive RMB1,500,000 ($210,867) from the Lessor. The transaction is classified as “failed” sale and leaseback transactions, as the control of the vehicle does not transfer to the lessor. Consequently, the received consideration from the lessor is accounted for as a liability. As of September 30, 2024, the current portion of the liability is recorded in short-term debt ($68,332).

The Group was not subject to any financial covenants as of September 30, 2024 and 2023.

Debt Maturities

The contractual maturities of the Group’s long-term debts as of September 30, 2024 were as follows:

Principle amount
Within 1 year	$428,702
1 - 2 years	147,686
2 - 3 years	147,686
3 - 4 years	147,686
4 - 5 years	147,686
Over 5 years	248,817
Total	$1,268,263